Filed pursuant to Rule 497(d) under the Securities Act of 1933, as amended,
Securities Act File No. 333-182177

SUPPLEMENT DATED AUGUST 9, 2012
TO THE
JOINT PROSPECTUS/PROXY STATEMENT
DATED JULY 23, 2012

This Supplement updates certain information contained in the Joint Prospectus/Proxy Statement, dated July 23, 2012 (“Prospectus/Proxy Statement”), relating to the Joint Special Meeting of Shareholders of the Fifth Third Funds listed below.  The Joint Special Meeting of Shareholders of the Fifth Third Funds listed below is scheduled for September 5, 2012 at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, at 9:00 a.m., Eastern time.

Fifth Third Funds
Fifth Third Quality Growth Fund
Fifth Third Mid Cap Growth Fund
Fifth Third Disciplined Large Cap Value Fund
Fifth Third All Cap Value Fund
Fifth Third High Yield Bond Fund
Fifth Third Short Term Bond Fund
Fifth Third Total Return Bond Fund
Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderate FundSM
Fifth Third LifeModel Moderately Conservative FundSM
Fifth Third LifeModel Conservative FundSM
Fifth Third Micro Cap Value Fund
Fifth Third Small Cap Value Fund
Fifth Third International Equity Fund
Fifth Third Strategic Income Fund

This Supplement updates information in the Prospectus/Proxy Statement relating to (1) the dividend policy for the Fifth Third Strategic Income Fund and (2) the after-tax performance information for certain series of the Fifth Third Funds.  The information in this supplement should be read in conjunction with the Prospectus/Proxy Statement.  You may obtain another copy of the Prospectus/Proxy Statement by calling (800) 282-5706 or by downloading a copy from the Fifth Third Funds’ website at www.FifthThirdFunds.com.

●
IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND WISH TO CHANGE YOUR VOTE, you may do so by following the instructions on the proxy card that was included with the proxy materials previously mailed to you.

●	IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND DO NOT WISH TO CHANGE YOUR VOTE, no action is necessary.

●
 IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the proxy card that was included with the proxy materials previously mailed to you.  If you need another proxy card, call (800) 282-5706.

Your vote is important no matter how many shares you own and no matter how you vote on the proposal. Please submit your voting instructions prior to September 5, 2012.  You may also attend the Joint Special Meeting of Shareholders and vote in person in accordance with the instructions provided in the proxy materials.

Dividend Policy for the Fifth Third Strategic Income Fund

Effective August 1, 2012, the Fifth Third Strategic Income Fund changed its dividend policy.  The table below outlines when dividends, if any, are declared and paid by the Fifth Third Strategic Income Fund and its corresponding acquiring fund, the Touchstone Strategic Income Fund:

Acquired Fund	Dividends Declared/ Dividends Paid	Acquiring Fund	Dividends Declared/ Dividends Paid
Fifth Third Strategic Income Fund	Monthly/Monthly	Touchstone Strategic Income Fund	Monthly/Monthly

Performance Information

The Class A after-tax returns for certain series of the Fifth Third Funds in the section entitled “How do the Funds’ performance records compare?” in the Prospectus/Proxy Statement have been revised.  The following information replaces in its entirety the information contained on pages 86, 88, 94, 96, 98, 100, 102, 104, 106, 107 and 108 in the Prospectus/Proxy Statement.  This information should be read in conjunction with the Prospectus/Proxy Statement.

Fifth Third Disciplined Large Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	1/27/97
Return Before Taxes		-7.72%	-4.04%	3.10%
Return After Taxes on Distributions		-7.95%	-4.79%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares		-4.72%	-3.63%	2.34%
Class B Shares	10/11/00
Return Before Taxes		-8.31%	-4.11%	3.02%
Class C Shares	1/27/97
Return Before Taxes		-3.53%	-3.77%	2.85%
Institutional Shares	8/11/98
Return Before Taxes		-2.61%	-2.81%	3.89%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.65%	1.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***  Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Fifth Third All Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/13/01
Return Before Taxes		-9.65%	-4.58%	3.31%
Return After Taxes on Distributions		-9.82%	-5.65%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares		-6.04%	-4.02%	2.75%
Class B Shares	8/13/01
Return Before Taxes		-10.32%	-4.64%	3.22%
Class C Shares	8/13/01
Return Before Taxes		-5.57%	-4.35%	3.06%
Institutional Shares	4/1/99
Return Before Taxes		-4.70%	-3.39%	4.09%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-0.10%	-2.58%	4.08%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-1.38%	0.04%	7.67%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.65%	1.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***  Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Fifth Third Total Return Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	3/22/95
Return Before Taxes		4.36%	2.87%	3.55%
Return After Taxes on Distributions		2.68%	1.15%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares		2.81%	1.41%	2.05%
Class B Shares	10/29/01
Return Before Taxes		3.62%	2.80%	3.43%
Class C Shares	10/29/01
Return Before Taxes		8.67%	3.12%	3.26%
Institutional Shares	3/20/95
Return Before Taxes		9.78%	4.16%	4.30%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Core Bond Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	10/3/94
Return Before Taxes		3.03%	5.53%	4.79%
Return After Taxes on Distributions		1.53%	3.88%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares		1.93%	3.73%	3.14%
Class C Shares	10/3/94
Return Before Taxes		6.25%	5.74%	4.51%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
* Performance for Class Y shares is not shown because the share class commenced operations on April 16, 2012. Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third LifeModel Aggressive FundSM  - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-6.42%	-2.46%	4.59%
Return After Taxes on Distributions		-6.64%	-3.66%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares		-3.98%	-2.44%	3.70%
Class B Shares	8/1/02
Return Before Taxes		-7.05%	-2.47%	4.49%
Class C Shares	8/1/02
Return Before Taxes		-2.29%	-2.20%	4.38%
Institutional Shares	8/1/02
Return Before Taxes		-1.14%	-1.19%	5.46%
LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		1.62%	0.74%	6.14%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-7.85%	-3.21%	2.78%
Return After Taxes on Distributions		-8.18%	-4.10%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares		-5.10%	-3.11%	2.05%
Class C Shares	9/30/04
Return Before Taxes		-3.98%	-2.80%	2.84%
Class Y Shares***	12/9/05
Return Before Taxes		-2.06%	-1.81%	3.88%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderately Aggressive FundSM - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-4.49%	-1.18%	4.90%
Return After Taxes on Distributions		-4.94%	-2.49%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares		-2.75%	-1.50%	3.79%
Class B Shares	8/1/02
Return Before Taxes		-5.10%	-1.21%	4.80%
Class C Shares	8/1/02
Return Before Taxes		-0.10%	-0.89%	4.70%
Institutional Shares	8/1/02
Return Before Taxes		0.92%	0.10%	5.73%
LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		2.73%	2.14%	6.11%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Moderate Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-6.12%	-1.28%	3.21%
Return After Taxes on Distributions		-6.59%	-2.44%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares		-3.98%	-1.66%	2.28%
Class C Shares	9/30/04
Return Before Taxes		-2.21%	-0.88%	3.27%
Class Y Shares***	12/9/05
Return Before Taxes		-0.16%	0.13%	4.33%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderate FundSM - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-2.70%	0.10%	4.29%
Return After Taxes on Distributions		-3.38%	-1.28%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares		-1.63%	-0.56%	3.13%
Class B Shares	8/1/02
Return Before Taxes		-3.40%	0.05%	4.20%
Class C Shares	8/1/02
Return Before Taxes		1.68%	0.37%	4.09%
Institutional Shares	8/1/02
Return Before Taxes		2.60%	1.39%	5.13%
LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		3.74%	3.40%	5.95%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Balanced Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-4.64%	0.93%	4.01%
Return After Taxes on Distributions		-5.28%	-0.54%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares		-3.01%	-0.03%	2.77%
Class C Shares	9/30/04
Return Before Taxes		-0.57%	1.38%	4.11%
Class Y Shares***	12/9/05
Return Before Taxes		1.35%	2.38%	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderately Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-1.65%	0.84%	3.98%
Return After Taxes on Distributions		-2.47%	-0.65%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares		-0.97%	-0.01%	2.74%
Class B Shares	8/1/02
Return Before Taxes		-2.24%	0.79%	3.90%
Class C Shares	8/1/02
Return Before Taxes		2.73%	1.10%	3.76%
Institutional Shares	8/1/02
Return Before Taxes		3.77%	2.13%	4.81%
LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		4.20%	3.97%	5.83%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-0.25%	1.52%	3.58%
Return After Taxes on Distributions		-1.29%	0.05%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares		-0.11%	0.48%	2.29%
Class B Shares	8/1/02
Return Before Taxes		-0.78%	1.47%	3.50%
Class C Shares	8/1/02
Return Before Taxes		4.26%	1.80%	3.39%
Institutional Shares	8/1/02
Return Before Taxes		5.23%	2.82%	4.42%
LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		5.06%	5.00%	5.49%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Small Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +26.20%       Worst Quarter:  4th Quarter 2008 -27.57%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +2.73%.

Fifth Third Small Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	4/1/03
Return Before Taxes		-4.63%	0.72%	8.37%
Return After Taxes on Distributions		-5.47%	-0.08%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares		-1.91%	0.40%	6.57%
Class B Shares	4/1/03
Return Before Taxes		-5.02%	0.65%	8.27%
Class C Shares	4/1/03
Return Before Taxes		-0.34%	1.00%	8.19%
Institutional Shares	4/1/03
Return Before Taxes		0.63%	2.03%	9.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-5.50%	-1.87%	6.40%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third International Equity Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +24.57%       Worst Quarter:  3rd Quarter 2008 -21.83%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +1.88%.

Fifth Third International Equity Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/18/94
Return Before Taxes		-17.97%	-6.69%	2.68%
Return After Taxes on Distributions		-18.21%	-8.10%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares		-11.11%	-5.84%	2.04%
Class B Shares	10/11/00
Return Before Taxes		-18.54%	-6.66%	2.57%
Class C Shares	4/25/96
Return Before Taxes		-14.29%	-6.43%	2.39%
Institutional Shares	10/9/98
Return Before Taxes		-13.39%	-5.47%	3.44%
Morgan Stanley Capital International EAFE Index, Net (reflects no deduction for fees, expenses or taxes)		-12.14%	-4.72%	4.67%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Strategic Income Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +21.98%       Worst Quarter:  3rd Quarter 2008 -18.49%
The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.20%.

Fifth Third Strategic Income Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares**	4/1/04
Return Before Taxes		0.50%	3.47%	5.07%
Return After Taxes on Distributions		-0.90%	1.29%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares		0.60%	1.67%	3.19%
Class B Shares**	4/1/04
Return Before Taxes		-0.09%	3.44%	5.04%
Class C Shares	10/29/01
Return Before Taxes		4.97%	3.75%	4.86%
Institutional Shares	9/1/98
Return Before Taxes		5.94%	4.77%	5.90%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance figures for Class A and Class B shares for periods prior to April 1, 2004 reflect the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE